Related Party Transactions (Narrative) (Details) (USD $)	12 Months Ended			0 Months Ended	3 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Oct. 31, 2008 Pointer Ridge Office Investment, LLC [Member]	Dec. 31, 2008 Pointer Ridge Office Investment, LLC [Member]	Dec. 31, 2011 Pointer Ridge Office Investment, LLC [Member]	Dec. 31, 2011 Management [Member]	Dec. 31, 2010 Management [Member]	Dec. 31, 2009 Management [Member]	Dec. 31, 2011 Board of Directors Chairman [Member]	Dec. 31, 2010 Board of Directors Chairman [Member]	Dec. 31, 2009 Board of Directors Chairman [Member]	Dec. 31, 2011 Director [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction										$ 188,250	$ 369	$ 21,566
Related Party Deposit Liabilities							5,955,165	8,721,286	8,798,695
Related Party Transaction, Expenses from Transactions with Related Party	558,558	542,290	526,494
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions				50.00%		62.50%
Related Party Disclosures, Ownership Percentage, Other Entities													52.00%
Subsidiary or Equity Method Investee, Percentage Ownership, Increase (Decrease)					12.50%
Subsidiary or Equity Method Investee, Cumulative Proceeds Received on All Transactions					205,000
Due to Officers or Stockholders							$ 292,074